UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2011

Date of reporting period: April 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (97.76%)
CONSUMER DISCRETIONARY – (5.01%)
Automobiles & Components – (0.82%)
Harley-Davidson, Inc.	7,475,856	$278,550,394
Consumer Durables & Apparel – (0.19%)
Hunter Douglas NV (Netherlands)	1,183,216	63,336,093
Media – (0.49%)
Grupo Televisa S.A., ADR (Mexico)*	3,084,541	73,165,313
Liberty Media - Starz, Series A *	493,242	37,888,384
Walt Disney Co.	1,334,000	57,495,400
		168,549,097
Retailing – (3.51%)
Bed Bath & Beyond Inc. *	12,420,143	697,080,526
CarMax, Inc. *	7,906,992	274,372,622
Expedia, Inc.	4,687,500	117,351,562
Liberty Media Corp. - Interactive, Series A *	6,165,360	107,801,320
		1,196,606,030
	Total Consumer Discretionary	1,707,041,614
CONSUMER STAPLES – (15.45%)
Food & Staples Retailing – (7.68%)
Costco Wholesale Corp.	17,544,941	1,419,648,901
CVS Caremark Corp.	33,046,295	1,197,597,731
		2,617,246,632
Food, Beverage & Tobacco – (6.61%)
Coca-Cola Co.	9,715,245	655,390,428
Diageo PLC (United Kingdom)	17,216,334	350,263,912
Diageo PLC, ADR (United Kingdom)	17,779	1,446,677
Heineken Holding NV (Netherlands)(a)	7,943,469	419,262,532
Kraft Foods Inc., Class A	5,651,500	189,777,370
Nestle S.A. (Switzerland)	1,650,525	102,466,118
Philip Morris International Inc.	5,283,927	366,915,891
Unilever NV, NY Shares (Netherlands)	5,085,854	167,833,182
		2,253,356,110
Household & Personal Products – (1.16%)
Natura Cosmeticos S.A. (Brazil)	2,046,500	57,627,733
Procter & Gamble Co.	5,227,066	339,236,584
		396,864,317
	Total Consumer Staples	5,267,467,059
ENERGY – (16.25%)
Canadian Natural Resources Ltd. (Canada)	22,471,580	1,055,265,397
China Coal Energy Co. - H (China)	147,804,011	206,302,331
Devon Energy Corp.	13,151,212	1,196,760,292
EOG Resources, Inc.	10,779,666	1,217,132,088
Occidental Petroleum Corp.	11,895,975	1,359,590,983
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	19,150,000	205,595,919
Schlumberger Ltd.	869,060	77,998,135
Transocean Ltd. *	3,059,451	222,575,060
	Total Energy	5,541,220,205

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (27.11%)
Banks – (3.92%)
Commercial Banks – (3.92%)
Wells Fargo & Co.	45,886,134	$1,335,745,361
Diversified Financials – (12.29%)
Capital Markets – (7.47%)
Ameriprise Financial, Inc.	4,820,732	299,174,628
Bank of New York Mellon Corp.	50,282,945	1,456,194,087
Brookfield Asset Management Inc., Class A (Canada)(a)	4,347,420	146,160,260
Charles Schwab Corp.	1,109,000	20,305,790
GAM Holding Ltd. (Switzerland)	2,792,968	55,052,144
Goldman Sachs Group, Inc.	1,075,349	162,388,453
Julius Baer Group Ltd. (Switzerland)	8,700,367	406,553,565
		2,545,828,927
Consumer Finance – (4.27%)
American Express Co.	29,684,058	1,456,893,567
Diversified Financial Services – (0.55%)
Bank of America Corp.	2,641,295	32,435,103
JPMorgan Chase & Co.	1,290,893	58,903,448
Moody's Corp.	216,659	8,480,033
Visa Inc., Class A	1,141,950	89,209,134
		189,027,718
		4,191,750,212
Insurance – (10.12%)
Insurance Brokers – (0.11%)
Aon Corp.	725,000	37,823,250
Multi-line Insurance – (3.84%)
Fairfax Financial Holdings Ltd. (Canada)	330,694	133,671,475
Fairfax Financial Holdings Ltd., 144A (Canada)(b)(c)	160,877	64,969,721
Loews Corp. (d)	25,108,721	1,111,311,992
		1,309,953,188
Property & Casualty Insurance – (4.99%)
ACE Ltd.	2,627,000	176,665,750
Berkshire Hathaway Inc., Class A *	5,238	653,440,500
Markel Corp. *	86,114	35,933,650
Progressive Corp. (Ohio) (d)	37,979,226	833,264,218
		1,699,304,118
Reinsurance – (1.18%)
Everest Re Group, Ltd.	1,102,300	100,441,576
Transatlantic Holdings, Inc. (d)	6,145,151	302,894,493
		403,336,069
		3,450,416,625
Real Estate – (0.78%)
Hang Lung Group Ltd. (Hong Kong)	39,391,100	265,270,179
	Total Financials	9,243,182,377
HEALTH CARE – (13.09%)
Health Care Equipment & Services – (3.81%)
Baxter International Inc.	5,510,624	313,554,506
Becton, Dickinson and Co.	3,363,319	289,043,635
Express Scripts, Inc. *	12,300,208	697,975,303
		1,300,573,444

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (9.28%)
Agilent Technologies, Inc. *	7,149,490	$356,831,046
Johnson & Johnson	12,232,350	803,910,042
Merck & Co., Inc.	27,632,210	993,377,949
Pfizer Inc.	18,079,645	378,949,359
Roche Holding AG - Genusschein (Switzerland)	3,882,500	629,728,035
		3,162,796,431
	Total Health Care	4,463,369,875
INDUSTRIALS – (6.28%)
Capital Goods – (1.25%)
Lockheed Martin Corp.	3,010,000	238,542,500
Tyco International Ltd.	3,838,762	187,101,260
		425,643,760
Commercial & Professional Services – (2.67%)
D&B Corp. (d)	3,620,609	297,541,647
Iron Mountain Inc. (d)	19,259,589	613,417,910
		910,959,557
Transportation – (2.36%)
China Merchants Holdings International Co., Ltd. (China)	89,670,715	415,663,382
China Shipping Development Co. Ltd. - H (China)(d)	68,979,600	72,654,515
Kuehne & Nagel International AG (Switzerland)	1,769,209	282,664,374
LLX Logistica S.A. (Brazil)*	6,578,800	19,027,168
PortX Operacoes Portuarias S.A. (Brazil)*	7,481,800	16,455,014
		806,464,453
	Total Industrials	2,143,067,770
INFORMATION TECHNOLOGY – (5.47%)
Semiconductors & Semiconductor Equipment – (1.79%)
Texas Instruments Inc.	17,171,705	610,110,679
Software & Services – (2.97%)
Activision Blizzard, Inc.	14,457,633	164,672,440
Google Inc., Class A *	907,745	493,894,977
Microsoft Corp.	13,537,261	352,239,531
		1,010,806,948
Technology Hardware & Equipment – (0.71%)
Hewlett-Packard Co.	6,030,599	243,455,281
	Total Information Technology	1,864,372,908
MATERIALS – (8.58%)
Air Products and Chemicals, Inc.	1,813,120	173,189,222
BHP Billiton PLC (United Kingdom)	4,670,343	196,938,932
Martin Marietta Materials, Inc. (d)	3,210,983	292,809,540
Monsanto Co.	6,743,296	458,813,860
Potash Corp. of Saskatchewan Inc. (Canada)	4,398,738	248,000,849
Praxair, Inc.	1,350,220	143,690,412
Rio Tinto PLC (United Kingdom)	3,006,214	218,934,301
Sealed Air Corp. (d)	21,819,607	562,291,272
Sino-Forest Corp. (Canada)*(d)	20,768,634	516,060,440
Sino-Forest Corp., 144A (Canada)*(b)(c)(d)	578,195	14,367,029
Vulcan Materials Co.	2,199,699	99,426,395
	Total Materials	2,924,522,252

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2011 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
TELECOMMUNICATION SERVICES – (0.52%)
America Movil SAB de C.V., Series L, ADR (Mexico)	3,083,317	$176,365,732
	Total Telecommunication Services	176,365,732

TOTAL COMMON STOCK – (Identified cost $19,960,683,517)		33,330,609,792

CONVERTIBLE BONDS – (0.34%)
MATERIALS – (0.25%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (c)(d)	$61,132,000	83,521,595
	Total Materials	83,521,595
TELECOMMUNICATION SERVICES – (0.09%)
Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13	23,860,000	31,972,400
	Total Telecommunication Services	31,972,400

TOTAL CONVERTIBLE BONDS – (Identified cost $85,019,375)		115,493,995

SHORT-TERM INVESTMENTS – (1.07%)
COMMERCIAL PAPER – (0.34%)
Intesa Funding LLC, 0.14%, 05/03/11	50,000,000	49,999,417
Intesa Funding LLC, 0.17%, 05/06/11	45,000,000	44,998,725
Intesa Funding LLC, 0.17%, 05/09/11	20,000,000	19,999,150
	Total Commercial Paper	114,997,292
REPURCHASE AGREEMENTS – (0.73%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.06%, 05/02/11, dated 04/29/11, repurchase value of $248,775,244 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.50%-7.00%, 07/31/12-01/01/39, total market value $253,749,480)	248,774,000	248,774,000
	Total Repurchase Agreements	248,774,000

TOTAL SHORT-TERM INVESTMENTS – (Identified cost $363,771,292)		363,771,292

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (1.55%)
Citigroup Global Markets, Inc. Joint Repurchase Agreement, 0.06%, 05/02/11, dated 04/29/11, repurchase value of $292,001,460 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.50%, 04/01/25-02/01/41, total market value $297,840,000)	292,000,000	292,000,000
Merrill Lynch & Co., Inc. Joint Repurchase Agreement, 0.06%, 05/02/11, dated 04/29/11, repurchase value of $236,453,182 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%, 04/01/41, total market value $241,181,040)	236,452,000	236,452,000

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $528,452,000)		528,452,000

Total Investments – (100.72%) – (Identified cost $20,937,926,184) – (e)	34,338,327,079
Liabilities Less Other Assets – (0.72%)	(244,290,390)
Net Assets – (100.00%)	$34,094,036,689

ADR: American Depositary Receipt

*	Non-Income producing security.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2011 (Unaudited)

(a)
Security is partially on loan – The Fund has entered into a securities lending arrangement with State Street Bank.  Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned.  As of April 30, 2011, the Fund had on loan securities valued at $507,846,873; cash of $528,452,000 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

(b)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $79,336,750 or 0.23% of the Fund's net assets as of April 30, 2011.

(c)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $162,858,345 or 0.48% of the Fund's net assets as of April 30, 2011.

(d)
Affiliated Company.  Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2011.  The aggregate fair value of the securities of affiliated companies held by the Fund as of April 30, 2011, amounts to $4,700,134,651.  Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares/Principal July 31, 2010	Gross Additions	Gross Reductions	Shares/Principal April 30, 2011	Dividend/ Interest Income
CarMax, Inc. (1)	12,702,992	–	4,796,000	7,906,992	$–
China Shipping Development Co. Ltd. - H	68,979,600	–	–	68,979,600	1,618,569
D&B Corp.	4,995,809	–	1,375,200	3,620,609	5,202,193
Iron Mountain Inc.	19,259,589	–	–	19,259,589	8,426,070
Loews Corp.	25,108,721	–	–	25,108,721	4,707,885
Martin Marietta Materials, Inc.	4,009,093	–	798,110	3,210,983	4,706,112
Progressive Corp. (Ohio)	39,157,126	–	1,177,900	37,979,226	53,121,543
Sealed Air Corp.	26,901,107	–	5,081,500	21,819,607	9,920,745
Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14 (1)	$105,000,000	–	$105,000,000	–	4,200,000
Sino-Forest Corp.	19,909,434	859,200	–	20,768,634	–
Sino-Forest Corp., 144A	578,195	–	–	578,195	–
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	$61,132,000	–	–	$61,132,000	2,283,959
Transatlantic Holdings, Inc.	6,417,151	–	272,000	6,145,151	3,933,185

(1) Not an affiliate as of April 30, 2011.

(e)	Aggregate cost for federal income tax purposes is $21,002,191,178. At April 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$13,836,771,071
Unrealized depreciation	(500,635,170)
Net unrealized appreciation	$13,336,135,901

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2011 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$1,707,041,614	$–	$–	$1,707,041,614
Consumer staples	5,267,467,059	–	–	5,267,467,059
Energy	5,541,220,205	–	–	5,541,220,205
Financials	9,243,182,377	–	–	9,243,182,377
Health care	4,463,369,875	–	–	4,463,369,875
Industrials	2,143,067,770	–	–	2,143,067,770
Information technology	1,864,372,908	–	–	1,864,372,908
Materials	2,924,522,252	–	–	2,924,522,252
Telecommunication services	176,365,732	–	–	176,365,732
Convertible debt securities	–	115,493,995	–	115,493,995
Short-term securities	–	363,771,292	–	363,771,292
Investment of cash collateral for securities loaned	–	528,452,000	–	528,452,000
Total	$33,330,609,792	$1,007,717,287	$–	$34,338,327,079

Level 2 to Level 1 Transfers*:
Industrials		$72,654,515

*Application of fair value procedures for securities traded on foreign markets triggered transfers between Level 1 and Level 2 assets during the three months ended April 30, 2011.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2011 (Unaudited)

Security Valuation – (Continued)

Subsequent Event - On June 2, 2011, trading of Sino-Forest Corp. (“Sino-Forest”) shares on the Toronto Stock Exchange was halted and the price of the shares significantly decreased subsequent to the halt.  As of June 24, 2011 (date Form N-Q was available to be filed), the market value of the Sino-Forest shares held by the Fund at April 30, 2011 decreased subsequent to report date by $474,197,531, with a corresponding decrease in unrealized appreciation.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND	Schedule of Investments
April 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (91.10%)
CONSUMER DISCRETIONARY – (6.31%)
Automobiles & Components – (0.76%)
Fiat S.p.A., ADR (Italy)	5,440	$58,371
Ford Motor Co. *	12,240	189,353
		247,724
Consumer Services – (0.90%)
Wynn Resorts Ltd.	1,980	291,793
Media – (0.51%)
Viacom Inc., Class B	3,200	163,712
Retailing – (4.14%)
Bed Bath & Beyond Inc. *	8,090	454,051
Target Corp.	8,250	405,075
TJX Cos., Inc.	8,960	480,435
		1,339,561
	Total Consumer Discretionary	2,042,790
CONSUMER STAPLES – (18.45%)
Food & Staples Retailing – (4.20%)
Costco Wholesale Corp.	8,690	703,152
CVS Caremark Corp.	18,150	657,756
		1,360,908
Food, Beverage & Tobacco – (12.43%)
Coca-Cola Co.	5,572	375,887
Kraft Foods Inc., Class A	19,360	650,109
Mead Johnson Nutrition Co.	5,565	372,187
Nestle S.A. (Switzerland)	25,195	1,564,129
Philip Morris International Inc.	3,400	236,096
Unilever NV, NY Shares (Netherlands)	25,020	825,660
		4,024,068
Household & Personal Products – (1.82%)
Avon Products, Inc.	6,480	190,382
Colgate-Palmolive Co.	4,725	398,554
		588,936
	Total Consumer Staples	5,973,912
ENERGY – (4.80%)
BP PLC, ADR (United Kingdom)	5,368	247,680
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	27,755	297,980
Schlumberger Ltd.	3,120	280,020
Spectra Energy Corp.	16,950	492,228
Transocean Ltd. *	3,255	236,801
	Total Energy	1,554,709
FINANCIALS – (17.45%)
Banks – (3.10%)
Commercial Banks – (3.10%)
Toronto-Dominion Bank (Canada)	3,395	294,109
U.S. Bancorp	15,000	387,300
Wells Fargo & Co.	11,100	323,121
		1,004,530
Diversified Financials – (5.19%)
Capital Markets – (5.14%)
Bank of New York Mellon Corp.	48,210	1,396,161

1

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Capital Markets – (Continued)
Brookfield Asset Management Inc., Class A (Canada)	8,000	$268,960
		1,665,121
Diversified Financial Services – (0.05%)
CME Group Inc.	51	15,090
		1,680,211
Insurance – (9.16%)
Insurance Brokers – (0.06%)
Aon Corp.	400	20,868
Multi-line Insurance – (4.45%)
Fairfax Financial Holdings Ltd. (Canada)	1,781	719,907
Loews Corp.	16,300	721,438
		1,441,345
Property & Casualty Insurance – (2.58%)
ACE Ltd.	2,210	148,622
Berkshire Hathaway Inc., Class A *	4	499,000
W. R. Berkley Corp.	5,770	188,160
		835,782
Reinsurance – (2.07%)
Everest Re Group, Ltd.	7,340	668,821
		2,966,816
	Total Financials	5,651,557
HEALTH CARE – (9.42%)
Health Care Equipment & Services – (5.19%)
Baxter International Inc.	11,690	665,161
Becton, Dickinson and Co.	5,380	462,357
CareFusion Corp. *	8,615	253,023
Laboratory Corp. of America Holdings *	1,215	117,211
UnitedHealth Group Inc.	3,695	181,905
		1,679,657
Pharmaceuticals, Biotechnology & Life Sciences – (4.23%)
Agilent Technologies, Inc. *	23,730	1,184,364
Valeant Pharmaceuticals International, Inc. (Canada)*	3,540	186,310
		1,370,674
	Total Health Care	3,050,331
INDUSTRIALS – (9.38%)
Capital Goods – (5.61%)
Lockheed Martin Corp.	5,320	421,610
PACCAR Inc.	15,300	812,659
Schindler Holding AG (Switzerland)	1,910	247,086
Schneider Electric S.A. (France)	1,895	334,849
		1,816,204
Commercial & Professional Services – (2.97%)
Iron Mountain Inc.	8,600	273,910
Nielsen Holdings N.V. (Netherlands)*	12,745	380,948
Republic Services, Inc.	9,650	305,133
		959,991

2

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2011 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (0.80%)
All America Latina Logistica S.A. (Brazil)	31,510	$260,380
	Total Industrials	3,036,575
INFORMATION TECHNOLOGY – (19.25%)
Semiconductors & Semiconductor Equipment – (4.74%)
Texas Instruments Inc.	43,180	1,534,185
Software & Services – (11.80%)
Accenture PLC, Class A	3,025	172,818
Automatic Data Processing Inc.	4,450	241,858
International Business Machines Corp.	6,230	1,062,714
Microsoft Corp.	34,320	893,006
Oracle Corp.	7,860	283,274
SAP AG, ADR (Germany)	18,105	1,168,316
		3,821,986
Technology Hardware & Equipment – (2.71%)
Hewlett-Packard Co.	21,790	879,662
	Total Information Technology	6,235,833
MATERIALS – (5.64%)
Air Products and Chemicals, Inc.	7,910	755,563
Cemex SAB de C.V, ADR (Mexico)*	30,066	260,973
Potash Corp. of Saskatchewan Inc. (Canada)	4,085	230,312
Praxair, Inc.	2,490	264,986
Sherwin-Williams Co.	3,830	315,171
	Total Materials	1,827,005
TELECOMMUNICATION SERVICES – (0.40%)
America Movil SAB de C.V., Series L, ADR (Mexico)	2,300	131,560
	Total Telecommunication Services	131,560

TOTAL COMMON STOCK – (Identified cost $22,411,563)		29,504,272

STOCK WARRANTS – (0.16%)
FINANCIALS – (0.16%)
Banks – (0.16%)
Commercial Banks – (0.16%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	5,000	52,250

TOTAL STOCK WARRANTS – (Identified cost $39,500)		52,250

CORPORATE BONDS – (0.99%)
MATERIALS – (0.99%)
Cemex Finance LLC, 144A Sr. Bond, 9.50%, 12/14/16 (Mexico) (a)	$300,000	321,000

TOTAL CORPORATE BONDS – (Identified cost $296,188)		321,000

3

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2011 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (9.46%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.06%, 05/02/11, dated 04/29/11, repurchase value of $3,062,015 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.50%-7.00%, 07/31/12-01/01/39, total market value $3,123,240)	$3,062,000	$3,062,000

TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,062,000)		3,062,000

Total Investments – (101.71%) – (Identified cost $25,809,251) – (b)	32,939,522
Liabilities Less Other Assets – (1.71%)	(554,188)
Net Assets – (100.00%)	$32,385,334

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $321,000 or 0.99% of the Fund's net assets as of April 30, 2011.

(b)	Aggregate cost for federal income tax purposes is $25,871,300. At April 30, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$7,392,296
Unrealized depreciation	(324,074)
Net unrealized appreciation	$7,068,222

4

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2011 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$2,042,790	$–	$–	$2,042,790
Consumer staples	5,973,912	–	–	5,973,912
Energy	1,554,709	–	–	1,554,709
Financials	5,703,807	–	–	5,703,807
Health care	3,050,331	–	–	3,050,331
Industrials	3,036,575	–	–	3,036,575
Information technology	6,235,833	–	–	6,235,833
Materials	1,827,005	–	–	1,827,005
Telecommunication services	131,560	–	–	131,560
Corporate debt securities	–	321,000	–	321,000
Short-term securities	–	3,062,000	–	3,062,000
Total	$29,556,522	$3,383,000	$–	$32,939,522

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

5

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  June 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
 Kenneth C. Eich
 Principal Executive Officer

Date:  June 21, 2011

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date:  June 21, 2011